Related party transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

13. Related party transactions:

For the quarter ended June 30, 2024, the Company has the following related party transactions:

	Six Months ended June 30, 2024	Six Months ended June 30, 2023	Three Months ended June 30, 2024	Three Months ended June 30, 2023

Directors fees	$5,516	$4,000	$3,513	$2,000
Salaries, wages, consultants and benefits	333,125	316,778	162,245	154,113
Selling and marketing	31,698	43,324	16,318	15,803
Stock-based compensation (Note 9)	64,383	79,761	40,460	48,779
Software technology development (Note 7)	121,206	134,875	61,058	76,048
Closing balance for the period	$555,928	$578,738	$283,594	$296,743

The Company has liabilities of $70,716 (December 31, 2023 - $79,852) as at June 30, 2024, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the period ended March 31, 2024, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) to current directors and officers of the Company.

During the year ended December 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share to current directors and officers of the Company.

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2024 and 2023

(Unaudited)